Investment Securities	12 Months Ended
Dec. 31, 2025
Investments [Abstract]
Investment Securities
Note 2 - Investment Securities
The amortized cost, gross unrealized gains and losses, and estimated fair values of investment securities at December 31, 2025 and 2024 are summarized below.

	December 31, 2025
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Investment securities held to maturity:
Mortgage-backed securities issued by U.S. Government sponsored enterprises	$2,409,184	$10,165	$—	$2,419,349
Total investment securities held to maturity(1)	$2,409,184	$10,165	$—	$2,419,349

Investment securities available for sale:
U.S. Treasury securities	$1,173,467	$21,640	$—	$1,195,107
Mortgage-backed securities issued by U.S. Government agencies	1,456,102	16,647	(84,796)	1,387,953
Mortgage-backed securities issued by U.S. Government sponsored enterprises	2,113,876	7,540	(159,622)	1,961,794
Collateralized mortgage obligations issued by U.S. Government agencies or sponsored enterprises	586,854	14	(80,221)	506,647
Commercial mortgage-backed securities issued by U.S. Government agencies or sponsored enterprises	2,332,242	46,432	(19,103)	2,359,571
Total investment securities available for sale(2)	$7,662,541	$92,273	$(343,742)	$7,411,072

	December 31, 2024
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Investment securities held to maturity:
Mortgage-backed securities issued by U.S. Government sponsored enterprises	$2,581,469	$—	$(56,944)	$2,524,525
Total investment securities held to maturity(1)	$2,581,469	$—	$(56,944)	$2,524,525

Investment securities available for sale:
U.S. Treasury securities	$1,214,363	$3,203	$(4,824)	$1,212,742
U.S. Government agency securities	29,993	—	(830)	29,163
Mortgage-backed securities issued by U.S. Government agencies	1,583,331	848	(121,389)	1,462,790
Mortgage-backed securities issued by U.S. Government sponsored enterprises	2,294,700	250	(260,915)	2,034,035
Collateralized mortgage obligations issued by U.S. Government agencies or sponsored enterprises	657,453	—	(107,252)	550,201
Commercial mortgage-backed securities issued by U.S. Government agencies or sponsored enterprises	2,290,968	4,724	(42,576)	2,253,116
Corporate debt securities and other debt securities	9,110	—	(139)	8,971
Total investment securities available for sale(2)	$8,079,918	$9,025	$(537,925)	$7,551,018

(1) The amounts reported exclude accrued interest receivable on investment securities HTM of $5.3 million and $5.7 million at December 31, 2025 and 2024, respectively, which is presented as a component of other assets on the consolidated balance sheets. The amortized cost basis of investment securities HTM includes a discount of $(577.1) million and $(649.7) million at December 31, 2025 and 2024, respectively, related to the unamortized portion of unrealized losses on investment securities HTM.
(2) The amounts reported exclude accrued interest receivable on investment securities AFS of $28.6 million and $29.5 million at December 31, 2025 and 2024, respectively, which is presented as a component of other assets on the consolidated balance sheets. See "Part II - Item 8. Financial Statements and Supplementary Data - Note 6 - Other Assets" in this Report for more information on other assets.
At December 31, 2025, investment securities AFS and investment securities HTM with a carrying value of $4.09 billion and $175 thousand, respectively, were pledged to secure certain deposits and other liabilities, as required by law or contractual agreements.
At December 31, 2024, investment securities AFS and investment securities HTM with a carrying value of $2.83 billion and $2.45 billion, respectively, were pledged to secure certain deposits and other liabilities, as required by law or contractual agreements.
On April 1, 2024, Synovus transferred $2.72 billion in fair value of mortgage-backed securities issued by U.S. Government sponsored enterprises from AFS to HTM. At the time of transfer, $537.4 million of unrealized losses, net of tax, were retained in accumulated other comprehensive income and will be amortized over the remaining life of the securities. The transfer of these securities from AFS to HTM reduces our exposure to potential AOCI volatility associated with investment security market price fluctuations.
Gross unrealized losses on investment securities AFS and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2025 and 2024 are presented below.

	December 31, 2025
	Less than 12 Months		12 Months or Longer		Total
(in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Mortgage-backed securities issued by U.S. Government agencies	$—	$—	$591,995	$(84,796)	$591,995	$(84,796)
Mortgage-backed securities issued by U.S. Government sponsored enterprises	41,900	(70)	1,452,621	(159,552)	1,494,521	(159,622)
Collateralized mortgage obligations issued by U.S. Government agencies or sponsored enterprises	—	—	479,726	(80,221)	479,726	(80,221)
Commercial mortgage-backed securities issued by U.S. Government agencies or sponsored enterprises	68,652	(78)	281,821	(19,025)	350,473	(19,103)
Total	$110,552	$(148)	$2,806,163	$(343,594)	$2,916,715	$(343,742)

	December 31, 2024
	Less than 12 Months		12 Months or Longer		Total
(in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Treasury securities	$716,367	$(4,824)	$—	$—	$716,367	$(4,824)
U.S. Government agency securities	—	—	29,163	(830)	29,163	(830)
Mortgage-backed securities issued by U.S. Government agencies	716,268	(8,431)	577,468	(112,958)	1,293,736	(121,389)
Mortgage-backed securities issued by U.S. Government sponsored enterprises	456,887	(12,503)	1,542,618	(248,412)	1,999,505	(260,915)
Collateralized mortgage obligations issued by U.S. Government agencies or sponsored enterprises	29,040	(820)	521,161	(106,432)	550,201	(107,252)
Commercial mortgage-backed securities issued by U.S. Government agencies or sponsored enterprises	1,060,903	(10,624)	276,850	(31,952)	1,337,753	(42,576)
Corporate debt securities and other debt securities	—	—	8,971	(139)	8,971	(139)
Total	$2,979,465	$(37,202)	$2,956,231	$(500,723)	$5,935,696	$(537,925)

As of December 31, 2025, Synovus had 4 investment securities AFS in a loss position for less than twelve months and 176 investment securities AFS in a loss position for twelve months or longer. As of December 31, 2025, Synovus does not intend to sell investment securities AFS in an unrealized loss position prior to the recovery of the unrealized loss, which may not be until maturity, and has the ability and intent to hold those securities for that period of time. Additionally, Synovus is not currently aware of any circumstances which will require it to sell any of the AFS securities that are in an unrealized loss position prior to the respective securities' recovery of all such unrealized losses. As such, no write-downs to the amortized cost basis of the portfolio were recorded at December 31, 2025. See "Part II - Item 8. Financial Statements and Supplementary Data - Note 1 - Summary of Significant Accounting Policies" of this Report for Synovus' policy for evaluating impairment on its investment securities available for sale portfolio.
At December 31, 2025, no ACL was established for investment securities AFS. Substantially all of the unrealized losses on the securities portfolio were the result of changes in market interest rates compared to the date the securities were acquired rather than the credit quality of the issuers or underlying loans. U.S. Treasury and agency mortgage-backed securities are issued, guaranteed or otherwise supported by the United States government, an agency of the United States government, or a government sponsored enterprise.
As of December 31, 2025, all investment securities HTM were rated investment grade or supported by U.S. government agencies and have no history of credit losses, supporting the application of a zero-credit loss assumption and no allowance for credit losses.
The amortized cost and fair value by contractual maturity of investment securities HTM and investment securities AFS at December 31, 2025 are shown below. The expected life of MBSs and CMOs may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. For purposes of the maturity table, MBSs and CMOs, which are not due at a single maturity date, have been classified based on the final contractual maturity date.

	December 31, 2025
(in thousands)	Within One Year	1 to 5 Years	5 to 10 Years	More Than 10 Years	Total
Investment securities HTM
Mortgage-backed securities issued by U.S. Government sponsored enterprises
Amortized cost	$—	$—	$—	$2,409,184	$2,409,184
Fair value	—	—	—	2,419,349	2,419,349

Investment securities AFS
U.S. Treasury securities
Amortized cost	$212,355	$961,112	$—	$—	$1,173,467
Fair value	213,400	981,707	—	—	1,195,107
Mortgage-backed securities issued by U.S. Government agencies
Amortized cost	—	—	—	1,456,102	1,456,102
Fair value	—	—	—	1,387,953	1,387,953
Mortgage-backed securities issued by U.S. Government sponsored enterprises
Amortized cost	—	—	—	2,113,876	2,113,876
Fair value	—	—	—	1,961,794	1,961,794
Collateralized mortgage obligations issued by U.S. Government agencies or sponsored enterprises
Amortized cost	—	—	6,847	580,007	586,854
Fair value	—	—	6,771	499,876	506,647
Commercial mortgage-backed securities issued by U.S. Government agencies or sponsored enterprises
Amortized cost	50,107	1,743,343	522,173	16,619	2,332,242
Fair value	49,270	1,768,233	527,523	14,545	2,359,571

Gross gains and gross losses on sales of investment securities AFS for the years ended December 31, 2025, 2024, and 2023 are presented below. The specific identification method is used to reclassify gains and losses out of other comprehensive income (loss) at the time of sale.

(in thousands)	2025	2024	2023
Gross realized gains on sales	$1,744	$—	$5,141
Gross realized losses on sales	(1,040)	(256,660)	(81,859)
Investment securities gains (losses), net	$704	$(256,660)	$(76,718)